FINANCIAL STATEMENTS

UBS PaineWebber Life Variable Annuity Account
Year Ended December 31, 2004
















0410-0583514

                  UBS PaineWebber Life Variable Annuity Account

                              Financial Statements

                          Year Ended December 31, 2004




                                    CONTENTS

Report of Independent Registered Public Accounting Firm........................1

Audited Financial Statements

Statements of Assets and Liabilities...........................................2
Statements of Operations.......................................................4
Statements of Changes in Net Assets............................................6
Notes to Financial Statements..................................................9


0410-0583514

                         [ERNST & Young LLP Letterhead]





             Report of Independent Registered Public Accounting Firm

The Board of Directors
UBS PaineWebber Life Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the divisions of UBS PaineWebber Life Variable Annuity Account (the Account), comprising the Money Market, U.S. Government/High Grade Securities, Growth, Growth and Income, International, Global Bond, and Total Return Divisions, as of December 31, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the mutual funds' transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the divisions constituting UBS PaineWebber Life Variable Annuity Account at December 31, 2004, and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

March 18, 2005




0410-0583514         A Member Practice of Ernst & Young Global                 1

                  UBS PaineWebber Life Variable Annuity Account

                      Statements of Assets and Liabilities

                                December 31, 2004



                                                                                              MONEY
                                                                                              MARKET
                                                                                             DIVISION
                                                                                        -------------------
                                                                                        -------------------
ASSETS
Investments in shares of mutual funds, at market                                              $324,993

LIABILITIES                                                                                          -
                                                                                        -------------------
                                                                                        -------------------
Net assets                                                                                    $324,993
                                                                                        ===================
                                                                                        ===================

NET ASSETS
Accumulation units with early withdrawal charges                                              $262,955
Accumulation units without early withdrawal charges                                             33,153
Contracts in the annuitization period with early withdrawal charges                             28,885
Contracts in the annuitization period without early withdrawal charges                               -
                                                                                        -------------------
                                                                                        -------------------
Total net assets                                                                              $324,993
                                                                                        ===================
                                                                                        ===================

Investments in shares of mutual funds, at cost                                                $324,993
Shares of mutual fund owned                                                                    324,993

Accumulation units with early withdrawal charges:
   Units outstanding                                                                            22,249
   Unit value                                                                                   $11.82

Accumulation units without early withdrawal charges:
     Units outstanding                                                                           2,861
     Unit value                                                                                 $11.59

Contracts in the annuitization period with early withdrawal charges:
   Units outstanding                                                                             2,401
   Unit value                                                                                   $12.03

Contracts in the annuitization period without early withdrawal charges:
   Units outstanding                                                                                 -
   Unit value                                                                                 $      -

See accompanying notes.



2                                                                   0410-0583514

 U.S. GOVERNMENT/
    HIGH GRADE                      GROWTH AND                              GLOBAL            TOTAL
    SECURITIES       GROWTH           INCOME           INTERNATIONAL         BOND             RETURN
     DIVISION       DIVISION         DIVISION             DIVISION         DIVISION          DIVISION
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

     $1,650,740        $6,022,624       $2,105,123        $2,378,900        $1,266,573       $2,747,368

              -                 -                -                 -                 -                -
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     $1,650,740        $6,022,624       $2,105,123        $2,378,900        $1,266,573       $2,747,368
============================================================================================================
============================================================================================================


     $1,391,848        $5,275,375       $1,842,001        $1,886,486        $1,130,557       $2,459,684
        232,232           716,399          224,525           480,205           125,303          248,915
         17,450            26,204           21,487             1,347                 -           23,224
          9,210             4,646           17,110            10,862            10,713           15,545
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     $1,650,740        $6,022,624       $2,105,123        $2,378,900        $1,266,573       $2,747,368
============================================================================================================
============================================================================================================

     $1,645,629        $5,052,025       $1,869,527        $1,767,763        $1,057,640       $2,534,615
        134,425           329,105           87,422           155,891            92,925          145,056


        106,549           320,967           78,172           145,123            70,220          120,476
         $13.06            $16.44           $23.56            $13.00            $16.10           $20.42


         18,122            44,759            9,447            41,154             8,055           12,369
         $12.82            $16.01           $23.77            $11.67            $15.56           $20.12


          1,312             1,567              896               102                 -            1,117
         $13.30            $16.72           $23.99            $13.23         $       -           $20.79


            711               287              712               921               681              764
         $12.96            $16.17           $24.03            $11.80            $15.73           $20.35


3                                                                   0410-0583514

                  UBS PaineWebber Life Variable Annuity Account

                            Statements of Operations

                          Year Ended December 31, 2004



                                                                                              MONEY
                                                                                              MARKET
                                                                                             DIVISION
                                                                                        -------------------
                                                                                        -------------------
Income:
   Dividends                                                                                   $ 3,052
Expenses:
   Mortality and expense risk                                                                    7,206
                                                                                        -------------------
                                                                                        -------------------
Net investment income (loss)                                                                    (4,154)

Realized gain (loss) on investments:
   Realized gain (loss) on sale of fund shares                                                       -
   Realized gain distributions                                                                       -
                                                                                        -------------------
                                                                                        -------------------
Net realized gain (loss) on investments                                                              -

Change in unrealized appreciation/depreciation of investments                                        -
                                                                                        -------------------
                                                                                        -------------------
Net increase (decrease) in net assets from operations                                          $(4,154)
                                                                                        ===================

See accompanying notes.



4                                                                   0410-0583514

       U.S.
 GOVERNMENT/HIGH
 GRADE SECURITIES                      GROWTH AND      INTERNATIONAL        GLOBAL            TOTAL
     DIVISION      GROWTH DIVISION   INCOME DIVISION      DIVISION       BOND DIVISION   RETURN DIVISION
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

        $52,585      $           -         $  19,343       $    5,890          $68,606         $  72,667

         29,924             97,680            34,429           35,820           19,807            53,398
-----------------------------------------------------------------------------------------------------------
         22,661            (97,680)          (15,086)         (29,930)          48,799            19,269


          1,024            155,514            40,899           37,902           20,215            60,309
         52,879                  -                 -                -           24,021                 -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
         53,903            155,514            40,899           37,902           44,236            60,309

        (39,772)           712,395           169,982          317,238             (849)          144,524
-----------------------------------------------------------------------------------------------------------
        $36,792           $770,229          $195,795         $325,210          $92,186          $224,102
===========================================================================================================

0410-0583514                                                                   5

                  UBS PaineWebber Life Variable Annuity Account

                       Statements of Changes in Net Assets


                                                         MONEY MARKET               U.S. GOVERNMENT/HIGH
                                                           DIVISION              GRADE SECURITIES DIVISION
                                                 -----------------------------  -----------------------------
                                                 -----------------------------  -----------------------------
                                                    YEAR ENDED DECEMBER 31       YEAR ENDED DECEMBER 31
                                                      2004          2003           2004          2003
                                                 -----------------------------  -----------------------------
                                                 -----------------------------  -----------------------------
Increase (decrease) in net assets from
   operations:
   Net investment income (loss)                    $    (4,154)    $  (6,619)    $     22,661  $     27,899
   Net realized gain (loss) on investments                   -             -           53,903        26,875
   Change in unrealized appreciation/
     depreciation of investments                             -             -          (39,772)       (7,624)
                                                 -----------------------------  -----------------------------
                                                 -----------------------------  -----------------------------
Net increase (decrease) in net assets
   from operations                                      (4,154)       (6,619)          36,792        47,150

Contract transactions:
   Administrative charges                                 (447)         (587)          (1,225)       (1,525)
   Contract distributions and terminations            (156,427)     (192,421)        (363,256)     (260,035)
   Transfer payments (to) from other divisions         (10,583)     (186,699)          46,537        59,155
   Actuarial adjustment in reserves for
     currently payable annuity contracts               (12,660)      (12,280)         (31,081)      (51,124)
                                                 -----------------------------  -----------------------------
                                                 -----------------------------  -----------------------------
Net decrease in net assets from contract
   transactions                                       (180,117)     (391,987)        (349,025)     (253,529)
                                                 -----------------------------  -----------------------------
                                                 -----------------------------  -----------------------------
Total increase (decrease) in net assets               (184,271)     (398,606)        (312,233)     (206,379)

Net assets at beginning of year                        509,264       907,870        1,962,973     2,169,352
                                                 -----------------------------  -----------------------------
                                                 -----------------------------  -----------------------------
Net assets at end of year                             $324,993      $509,264       $1,650,740    $1,962,973
                                                 =============================  =============================

See accompanying notes.


6                                                                   0410-0583514


                                          GROWTH AND
       GROWTH DIVISION                 INCOME DIVISION             INTERNATIONAL DIVISION
------------------------------- ------------------------------  -------------------------------
------------------------------- ------------------------------  -------------------------------
    YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
     2004           2003             2004           2003             2004           2003
------------------------------- ------------------------------  -------------------------------
------------------------------- ------------------------------  -------------------------------

 $    (97,680)  $    (98,690)   $     (15,086)  $    (11,591)     $    (29,930) $    (30,232)
      155,514       (137,623)          40,899        (68,584)           37,902       (14,012)

      712,395      1,974,781          169,982        647,353           317,238       581,871
------------------------------- ------------------------------  -------------------------------
------------------------------- ------------------------------  -------------------------------

      770,229      1,738,468          195,795        567,178           325,210       537,627


       (3,567)        (4,305)          (1,273)        (1,533)           (1,257)       (1,603)
   (1,226,520)      (671,340)        (496,997)      (325,533)         (180,344)     (333,864)
     (201,848)        50,085          206,873         82,798            50,129        (5,775)

      (27,653)       (20,095)         (95,003)       (64,269)          (38,140)       (1,952)
------------------------------- ------------------------------  -------------------------------
------------------------------- ------------------------------  -------------------------------

   (1,459,588)      (645,655)        (386,400)      (308,537)         (169,612)     (343,194)
------------------------------- ------------------------------  -------------------------------
------------------------------- ------------------------------  -------------------------------
     (689,359)     1,092,813         (190,605)       258,641           155,598       194,433

    6,711,983      5,619,170        2,295,728      2,037,087         2,223,302     2,028,869
------------------------------- ------------------------------  -------------------------------
------------------------------- ------------------------------  -------------------------------
   $6,022,624     $6,711,983       $2,105,123     $2,295,728        $2,378,900    $2,223,302
=============================== ==============================  ===============================

0410-0583514                                                                   7

                  UBS PaineWebber Life Variable Annuity Account


                                                     GLOBAL BOND DIVISION          TOTAL RETURN DIVISION
                                                 -----------------------------  -----------------------------
                                                 -----------------------------  -----------------------------
                                                    YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                                                      2004          2003             2004          2003
                                                 -----------------------------  -----------------------------
                                                 -----------------------------  -----------------------------
Increase (decrease) in net assets from
   operations:
   Net investment income (loss)                    $     48,799  $     59,903     $     19,269  $     38,970
   Net realized gain (loss) on investments               44,236        26,971           60,309       (60,080)
   Change in unrealized appreciation/
     depreciation of investments                           (849)       54,387          144,524       612,460
                                                 -----------------------------  -----------------------------
                                                 -----------------------------  -----------------------------
Net increase (decrease) in net assets
   from operations                                       92,186       141,261          224,102       591,350

Contract transactions:
   Administrative charges                                  (744)         (965)          (1,807)       (2,142)
   Contract distributions and terminations              (78,050)      156,281       (1,010,086)     (635,675)
   Transfer payments (to) from other divisions
                                                        (38,894)       (7,075)         (52,215)        6,907
   Actuarial adjustment in reserves for
     currently payable annuity contracts                 (3,361)      (31,581)        (204,314)       (6,819)
                                                 -----------------------------  -----------------------------
                                                 -----------------------------  -----------------------------
Net decrease in net assets from contract
   transactions                                        (121,049)     (195,902)      (1,268,422)     (637,729)
                                                 -----------------------------  -----------------------------
                                                 -----------------------------  -----------------------------
Total increase (decrease) in net assets                 (28,863)      (54,641)      (1,044,320)      (46,379)

Net assets at beginning of year                       1,295,436     1,350,077        3,791,688     3,838,067
                                                 -----------------------------  -----------------------------
                                                 -----------------------------  -----------------------------
Net assets at end of year                            $1,266,573    $1,295,436       $2,747,368    $3,791,688
                                                 =============================  =============================



0410-0583514                                                                   8

                  UBS PaineWebber Life Variable Annuity Account

                          Notes to Financial Statements

                                December 31, 2004


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

UBS PaineWebber Life Variable Annuity Account (the Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by UBS PaineWebber Life Insurance Company (the Company), a wholly-owned subsidiary of PaineWebber Life Holdings, Inc., who in turn is a wholly-owned subsidiary of UBS AG. The Account exists in accordance with rules and regulations of the California Insurance Department as a funding vehicle for individual variable annuity contracts issued by the Company.

At the direction of eligible contract owners, at December 31, 2004, the Account invests in seven investment divisions which, in turn, own shares of the following portfolios of AllianceBernstein Variable Products Series Fund, Inc., an open-end registered investment company (mutual fund):

   DIVISION                                          INVESTS EXCLUSIVELY IN SHARES OF
   --------------------------------------------------------------------------------------------------------

   Money Market                                         Money Market Portfolio
   U.S. Government/High Grade Securities                U.S. Government/High Grade Securities Portfolio
   Growth                                               Growth Portfolio
   Growth and Income                                    Growth and Income Portfolio
   International                                        International Portfolio
   Global Bond                                          Global Bond Portfolio
   Total Return                                         Total Return Portfolio

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

The Company has elected to terminate sales efforts of the variable annuities. As a result, the Account is no longer available to new contract owners. Existing contract owners may continue to allocate purchase payments to the Account.

0410-0583514                                                                   9

                  UBS PaineWebber Life Variable Annuity Account

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENT OPERATIONS

Investments are stated at the closing net asset values per share of each of the respective portfolios, which value their investment securities at fair value.

The average cost method is used to determine realized gains and losses and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date. Dividends and realized gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in additional shares of the underlying mutual fund.

ANNUITY RESERVES

Net assets allocated to contracts in the annuitization (payout) period are computed according to the Individual Annuity Valuation 1983 Table using an assumed interest rate of 4.0%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

USE OF ESTIMATES

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

2. EXPENSES AND RELATED PARTY TRANSACTIONS

The Company is compensated for mortality, distribution, and expense risks and enhanced death benefits by a charge equivalent to an annual rate of 1.60% (1.40% for contracts in the annuitization period) of the asset value of each contract sold subject to early withdrawal charges and 1.77% (1.65% for contracts in the annuitization period) of the asset value of each contract sold not subject to early withdrawal charges.




0410-0583514                                                                  10

                  UBS PaineWebber Life Variable Annuity Account

2. EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)

An annual contract administration charge of $30 is deducted on the first valuation date on or after each contract anniversary prior to the annuity date. A transfer charge of $10 will be imposed on each transfer between divisions (portfolios) of the account in excess of twelve in any one contract year. However, the Company has waived this charge until further notice. A withdrawal transaction charge of the lesser of $25 or 2% of the amount withdrawn will be imposed on each withdrawal in excess of two per contract year. Contracts sold subject to early withdrawal charges are assessed a charge equal to 5% of the amount withdrawn for purchase payments made within a five year period following the date the payment was received.

3. FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments were as follows during the year ended December 31, 2004:

                                                                              COST OF          PROCEEDS
   DIVISION                                                                   PURCHASES       FROM SALES
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------

   Money Market                                                              $  10,196       $   194,467
   U.S. Government/High Grade Securities                                       195,146           468,631
   Growth                                                                       53,139         1,610,407
   Growth and Income                                                           312,692           714,178
   International                                                                55,546           255,088
   Global Bond                                                                  92,626           140,855
   Total Return                                                                203,527         1,452,680

0410-0583514                                                                  11

                  UBS PaineWebber Life Variable Annuity Account

5. CHANGES IN UNITS OUTSTANDING

Transactions in units were as follows for each of the years ended December 31:

                                             2004                                    2003
                            --------------------------------------- ---------------------------------------
                                                                                                  NET
                                                                                               INCREASE
    DIVISION                  PURCHASED    REDEEMED   NET DECREASE    PURCHASED    REDEEMED   (DECREASE)
   ---------------------------------------------------------------- ---------------------------------------

   Money Market                     619      15,810      (15,191)        10,562      43,170      (32,608)
   U.S. Government/High
      Grade Securities            7,081      34,147      (27,066)        12,881      32,800      (19,919)
   Growth                         3,522      98,286      (94,764)        18,845      70,840      (51,995)
   Growth and Income             13,202      30,643      (17,441)         9,589      26,321      (16,732)
   International                  4,374      19,358      (14,984)         3,419      39,508      (36,089)
   Global Bond                        -       8,145       (8,145)         1,667      15,803      (14,136)
   Total Return                   6,683      71,517      (64,834)         9,149      46,214      (37,065)

0410-0583514                                                                  12

                  UBS PaineWebber Life Variable Annuity Account

6. UNIT VALUES

The following summarizes units outstanding, unit values, and net assets at December 31, 2004, 2003, 2002 and 2001, and investment income ratios and expense, investment income rating, and total return ratios for the years then ended:

                                                                                     RATIO OF
                                                                                   EXPENSES TO
                                                           NET        INVESTMENT     AVERAGE
                                                  UNIT    ASSETS        INCOME        NET        TOTAL
               DIVISION                 UNITS    VALUE    (000)        RATIO (1)    ASSETS (2) RETURN (3)
  ---------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------------------------------------------------------

  MONEY MARKET (4)
  Accumulation units with early
     withdrawal charges:
       2004                              22,249    $11.82  $   263       0.68%         1.60%      (0.92)%
       2003                              36,346     11.93      433       0.55          1.60       (1.00)
       2002                              67,756     12.05      817       1.31          1.60       (0.41)
       2001                             104,594     12.10    1,265       2.12          1.60        0.41
  Accumulation units without early
     withdrawal charges:
       2004                               2,861     11.59       33       0.68          1.77       (1.02)
       2003                               2,905     11.71       34       0.55          1.77       (1.26)
       2002                               3,094     11.86       37       1.31          1.77       (0.50)
       2001                               5,617     11.92       67       2.12          1.77        0.18
  Contracts in the annualization
     period with early withdrawal
     changes:
       2004                               2,401     12.03       29       0.68          1.40        (.66)
       2003                               3,451     12.11       42       0.55          1.40       (0.90)
       2002                               4,460     12.22       54       1.31          1.40        0.08
       2001                                   -      -           -       -             -           -
  U.S. GOVERNMENT/HIGH GRADE
     SECURITIES  (4)
  Accumulation units with early
     withdrawal charges:
       2004                             106,549     13.06    1,392       2.85          1.60        2.11
       2003                             132,439     12.79    1,694       2.95          1.60        2.24
       2002                             150,569     12.51    1,884       3.35          1.60        6.02
       2001                             142,319     11.80    1,679       9.39          1.60        4.23
  Accumulation units without early
     withdrawal charges:
       2004                              18,122     12.82      232       2.85          1.77        1.99
       2003                              19,025     12.57      239       2.95          1.77        2.03
       2002                              20,558     12.32      253       3.35          1.77        5.93
       2001                              18,863     11.63      219       9.39          1.77        3.99

0410-0583514                                                                  13

                  UBS PaineWebber Life Variable Annuity Account

6. UNIT VALUES (CONTINUED)

                                                                                     RATIO OF
                                                                                   EXPENSES TO
                                                           NET        INVESTMENT     AVERAGE
                                                  UNIT    ASSETS        INCOME        NET        TOTAL
               DIVISION                 UNITS    VALUE    (000)        RATIO (1)    ASSETS (2) RETURN (3)
  ---------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------------------------------------------------------

  Contracts in the annuitization
     period with early withdrawal
     charges:
       2004                               1,312    $13.30 $      18      2.85%         1.40%       2.31%
       2003                               1,527     13.00       20       2.95          1.40        2.44
       2002                               1,723     12.69       22       3.35          1.40        6.28
       2001                               1,650     11.94       20       9.39          1.40        4.43
  Contracts in the annuitization
     period without early withdrawal
     charges:
       2004                                 711     12.96        9       2.85          1.65        2.13
       2003                                 769     12.69       10       2.95          1.65        2.17

       2002                                 829     12.42       10       3.35          1.65        5.17
       2001                                   -      -           -       -             -           -
  GROWTH (4)
  Accumulation units with early
     withdrawal charges:
       2004                             320,967     16.44    5,275       -             1.60       12.91
       2003                             407,815     14.56    5,936       -             1.60       32.97
       2002                             455,414     10.95    4,988       -             1.60      (29.22)
       2001                             293,961     15.47    4,548       -             1.60      (22.96)
  Accumulation units without early
     withdrawal charges:
       2004                              44,759     16.01      717       -             1.77       12.75
       2003                              52,208     14.20      741       -             1.77       32.71
       2002                              56,269     10.70      602       -             1.77      (29.37)
       2001                              17,734     15.15      269       -             1.77      (23.05)
  Contracts in the annuitization
     period with early withdrawal
     charges:
       2004                               1,567     16.72       26       -             1.40       13.13
       2003                               1,997     14.78       30       -             1.40       33.15
       2002                               2,293     11.10       25       -             1.40      (29.07)
       2001                               3,278    15.65        51       -            1.40      (22.78)
  Contracts in the annuitization
     period without early withdrawal
     charges:
       2004                                 287    16.17         5       -            1.65       12.84
       2003                                 324    14.33         5       -            1.65       32.81
       2002                                 363    10.79         4       -            1.65      (29.25)
       2001                                 407    15.25         6       -            1.65      (22.98)


0410-0583514                                                                  14

                  UBS PaineWebber Life Variable Annuity Account

6. UNIT VALUES (CONTINUED)

                                                                                     RATIO OF
                                                                                   EXPENSES TO
                                                           NET        INVESTMENT     AVERAGE
                                                  UNIT    ASSETS        INCOME        NET        TOTAL
               DIVISION                 UNITS    VALUE    (000)        RATIO (1)    ASSETS (2) RETURN (3)
  ---------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------------------------------------------------------
  GROWTH AND INCOME
  Accumulation units with early
     withdrawal charges:
       2004                              78,172  $23.56    $1,842       0.91%        1.60%       9.68%
       2003                              90,613   21.48     1,947       1.06         1.60       30.42
       2002                             103,605   16.47     1,707       0.65         1.60      (23.29)
       2001                             149,829   21.47     3,218       1.56         1.60       (1.31)
  Accumulation units without early
     withdrawal charges:
       2004                               9,447   23.77       225       0.91         1.77        9.54
       2003                              10,594   21.70       230       1.06         1.77       30.17
       2002                              11,533   16.67       192       0.65         1.77      (23.43)

       2001                              19,017   21.77       414       1.56         1.77       (1.46)
  Contracts in the annuitization
     period with early withdrawal
     charges:
       2004                                 896   23.99        21       0.91         1.40        9.95
       2003                               4,679   21.82       102       1.06         1.40       30.66
       2002                               7,406   16.70       124       0.65         1.40      (23.15)
       2001                               9,812   21.73       213       1.56         1.40       (1.09)
  Contracts in the annuitization
     period without early withdrawal
     charges:
       2004                                 712   24.03        17       0.91         1.65        9.63
       2003                                 782   21.92        17       1.06         1.65       30.40
       2002                                 856   16.81        14       0.65         1.65      (23.35)
       2001                                 367   21.93         8       1.56         1.65       (1.35)
  INTERNATIONAL
  Accumulation units with early
     withdrawal charges:
       2004                             145,123   13.00     1,887       0.27         1.60       15.76
       2003                             159,244   11.23     1,788       0.14         1.60       29.53
       2002                             193,582    8.67     1,679       0.05         1.60      (16.63)
       2001                             247,231   10.40     2,571       0.07         1.60      (22.39)
  Accumulation units without early
     withdrawal charges:
       2004                              41,154   11.67       480       0.27         1.77       15.54
       2003                              41,911   10.10       423       0.14         1.77       29.32
       2002                              43,446    7.81       339       0.05         1.77      (16.74)
       2001                              47,761    9.38       448       0.07         1.77      (22.55)


0410-0583514                                                                  15

                  UBS PaineWebber Life Variable Annuity Account

6. UNIT VALUES (CONTINUED)

                                                                                     RATIO OF
                                                                                   EXPENSES TO
                                                           NET        INVESTMENT     AVERAGE
                                                  UNIT    ASSETS        INCOME        NET        TOTAL
               DIVISION                 UNITS    VALUE    (000)        RATIO (1)    ASSETS (2) RETURN (3)
  ----------------------------------------------------------------------------------------------------------
  ----------------------------------------------------------------------------------------------------------

  Contracts in the annuitization
     period with early withdrawal
     charges:
       2004                                 102    $13.23 $       1      0.27%         1.40%      15.95%
       2003                                 133     11.41        2       0.14          1.40       29.81
       2002                                 271      8.79        2       0.05          1.40      (16.60)
       2001                                 422     10.54        4       0.07          1.40      (22.26)
  Contracts in the annuitization
     period without early withdrawal
     charges:
       2004                                 921     11.80       11       0.27          1.65       15.69
       2003                                 996     10.20       10       0.14          1.65       29.44
       2002                               1,074      7.88        8       0.05          1.65      (13.50)
       2001                                   -      -           -       -             -           -
  GLOBAL BOND
  Accumulation units with early
     withdrawal charges:
       2004                              70,220     16.10    1,131       5.62          1.60        7.91
       2003                              77,790     14.92    1,161       6.11          1.60       11.43
       2002                              88,046     13.39    1,179       1.18          1.60       15.03
       2001                            109,557      11.64    1,275       -             1.60       (3.04)
  Accumulation units without early
     withdrawal charges:
       2004                               8,055     15.56      125       5.62          1.77        7.76
       2003                               8,567     14.44      124       6.11          1.77       11.25
       2002                              12,345     12.98      160       1.18          1.77       14.87
       2001                              24,114     11.30      272       -             1.77       (3.25)
  Contracts in the annuitization
     period with early withdrawal
     charges:
       2004                                   -     16.39        -       5.62          1.40        8.11
       2003                                   7     15.16        -       6.11          1.40       11.63
       2002                                  52     13.58        1       1.18          1.40       15.28
       2001                                  98     11.78        1       -             1.40       (2.86)
  Contracts in the annuitization
     period without early withdrawal
     charges:
       2004                                 681     15.73       11       5.62          1.65        7.81
       2003                                 737     14.59       11       6.11          1.65       11.46
       2002                                 794     13.09       10       1.18          1.65        6.25
       2001                                   -      -           -       -             -           -

0410-0583514                                                                  16

                  UBS PaineWebber Life Variable Annuity Account

6. UNIT VALUES (CONTINUED)

                                                                                     RATIO OF
                                                                                   EXPENSES TO
                                                           NET        INVESTMENT     AVERAGE
                                                  UNIT    ASSETS        INCOME        NET        TOTAL
               DIVISION                 UNITS    VALUE    (000)        RATIO (1)    ASSETS (2) RETURN (3)
  ---------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------------------------------------------------------
  TOTAL RETURN
  Accumulation units with early
     withdrawal charges:
       2004                             120,476    $20.42   $2,460       2.20%        1.60%       7.36%
       2003                             177,237     19.02    3,371       2.64         1.60       17.19
       2002                             212,353     16.23    3,447       1.95         1.60      (12.03)
       2001                             270,886     18.45    4,997       4.99         1.60        3.09
  Accumulation units without early
     withdrawal charges:
       2004                              12,369     20.12      249       2.20         1.77        7.14
       2003                              19,306     18.78      363       2.64         1.77       16.94
       2002                              20,860     16.06      335       1.95         1.77      (12.14)
       2001                              29,044     18.28      531       4.99         1.77        2.91
  Contracts in the annuitization
     period with early withdrawal
     charges:
       2004                               1,117     20.79       23       2.20         1.40        7.55
       2003                               2,179     19.33       42       2.64         1.40       17.36
       2002                               2,496     16.47       41       1.95         1.40      (11.78)
       2001                               1,740     18.67       32       4.99         1.40        3.30
  Contracts in the annuitization
     period without early withdrawal
     charges:
       2004                                 764     20.35       15       2.20         1.65        7.27
       2003                                 838     18.97       16       2.64         1.65       17.10
       2002                                 916     16.20       15       1.95         1.65      (12.05)
       2001                                 366     18.42        7       4.99         1.65        3.02

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. For periods where contracts have not been outstanding for the entire year, average net assets have been calculated from the date operations commenced through the end of the reporting period. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.



0410-0583514                                                                  17

                  UBS PaineWebber Life Variable Annuity Account

6. UNIT VALUES (CONTINUED)

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods when contracts have not been outstanding for the entire year, total return amounts have not been annualized.

(4) During April 2002, the shareholders of the Brinson Series Trust (Brinson) voted to merge their Money Market, Strategic Fixed Income, and Aggressive Growth Portfolios into the Money Market, U.S. Government/High Grade Securities and Growth Portfolios, respectively, of the AllianceBernstein Variable Products Series Fund, Inc. (Alliance). Effective with the mergers of the underlying mutual funds, all assets of the Strategic Fixed Income and Aggressive Growth Divisions were transferred to the U.S. Government/High Grade Securities and Growth Divisions, respectively, and the Strategic Fixed Income and Aggressive Growth Divisions of the Account ceased to exist. Information presented for the periods prior to the mergers has not been restated.